Employee Defined Contribution Plans and Multi-Employer Pension Plans	12 Months Ended
Dec. 31, 2012
Postemployment Benefits [Abstract]
Employee Defined Contribution Plans and Multi-Employer Pension Plans
12.	Employee Defined Contribution Plans and Multi-Employer Pension Plans

The Company has a retirement savings plan (the “Plan”) for all of its domestic subsidiaries under section 401(k) of the Internal Revenue Code that covers all U.S. salaried and most hourly employees. Participants may elect to defer a percentage of their compensation to the Plan, subject to aggregate limits required by the Internal Revenue Code. The Plan provides for discretionary matching contributions under certain circumstances, for employees based on location, pay status and membership in a collective bargaining unit. In addition, the Company provides a retirement contribution to certain employees based on location and age. The Company contributed $7,439, $7,412 and $6,599 to the Plan for the years ended December 31, 2012, 2011 and 2010, respectively.

Bargaining unit employees in East Alton, IL and Alliance, OH participate in the IAM National Pension Plan (“IAM Plan”). The IAM Plan is a multi-employer pension plan with negotiated fixed company costs per employee hour worked. The risks of participating in these multiemployer plans are different from single-employer plans, as the Company can be subject to additional risks if others do not meet their obligations. The Company recorded expense of $2,714, $2,669 and $2,779 for the years ended December 31, 2012, 2011 and 2010, respectively, which are included in cost of sales in the consolidated statement of operations. The Company’s participation in the IAM Plan for the annual period ended December 31, 2012, is outlined in the table below. There have been no significant changes that affect the comparability of 2012 and 2011 contributions. The IAM Plan reported $350,359 and $332,430 in employers’ contributions for the years ended December 31, 2012 and 2011, respectively.

Pension Fund	IAM National Pension Fund
EIN/ Pension Plan Number	51-6031295 / 002
Pension Protection Act Zone Status (2011 and 2010)*	Green Zone
FIP/RP Status Pending/Implemented	No
Company Contributions (FY 2012)	$2,699
Company Contributions (FY 2011)	$2,689
Surcharge Imposed	No
Expiration Date of Collective-Bargaining Agreement	November 3, 2013

*	Plans in the green zone are at least 80 percent funded.

At the date the financial statements were issued, Forms 5500 were not available for the plan year ended in 2012.